Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in property, plant, and equipment:
Balance, beginning of period	€ 3,646,126
Additions - depreciation	(674,570)	€ (722,825)	€ (759,732)
Balance, ending of period	3,486,293	3,646,126
Contractual commitments for acquisition of property, plant and equipment	€ 22,003	15,472
Minimum
Changes in property, plant, and equipment:
Term of unconditional purchase agreements of property, plant and equipment	1 year
Maximum
Changes in property, plant, and equipment:
Term of unconditional purchase agreements of property, plant and equipment	3 years
Less than 1 year
Changes in property, plant, and equipment:
Contractual commitments for acquisition of property, plant and equipment	€ 19,636	12,182
Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	11,446,142	10,983,619
Foreign currency translation	(893,651)	382,103
Changes in consolidation group	(16,698)	(40,875)
Additions	824,641	646,378
Reclassifications	2,221	(97,184)
Disposals	(489,677)	(427,899)
Balance, ending of period	10,872,978	11,446,142	10,983,619
Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(7,800,016)	(7,200,839)
Foreign currency translation	630,552	(278,161)
Changes in consolidation group	16,380	16,583
Additions - depreciation	(674,570)	(722,825)
Impairment	(9,747)	(77,641)
Reclassifications	(1,901)	62,041
Disposals	452,617	400,826
Balance, ending of period	(7,386,685)	(7,800,016)	(7,200,839)
Land
Changes in property, plant, and equipment:
Balance, beginning of period	62,677
Balance, ending of period	71,068	62,677
Land | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	63,134	65,649
Foreign currency translation	(3,858)	(773)
Changes in consolidation group		(452)
Additions	10,178	453
Reclassifications	2,549	(835)
Disposals	(480)	(908)
Balance, ending of period	71,523	63,134	65,649
Land | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(457)	(512)
Foreign currency translation	49	19
Impairment	(50)	(340)
Reclassifications	3	340
Disposals		36
Balance, ending of period	(455)	(457)	(512)
Buildings and improvements
Changes in property, plant, and equipment:
Balance, beginning of period	1,380,355
Balance, ending of period	1,386,667	1,380,355
Buildings and improvements | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	4,580,202	4,306,223
Foreign currency translation	(431,944)	199,727
Changes in consolidation group	(5,549)	(10,821)
Additions	197,168	35,332
Reclassifications	173,216	173,622
Disposals	(107,161)	(123,881)
Balance, ending of period	4,405,932	4,580,202	4,306,223
Buildings and improvements | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(3,199,847)	(2,904,572)
Foreign currency translation	317,718	(148,407)
Changes in consolidation group	5,325	4,661
Additions - depreciation	(242,021)	(260,168)
Impairment	(3,545)	(32,010)
Reclassifications	(942)	24,597
Disposals	104,047	116,052
Balance, ending of period	(3,019,265)	(3,199,847)	(2,904,572)
Machinery and equipment
Changes in property, plant, and equipment:
Balance, beginning of period	1,514,304
Balance, ending of period	1,328,113	1,514,304
Machinery and equipment | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	5,525,448	5,354,640
Foreign currency translation	(406,550)	174,082
Changes in consolidation group	2,161	(24,624)
Additions	271,610	272,238
Reclassifications	19,024	(38,940)
Disposals	(316,502)	(211,948)
Balance, ending of period	5,095,191	5,525,448	5,354,640
Machinery and equipment | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(4,011,144)	(3,721,399)
Foreign currency translation	286,739	(118,873)
Changes in consolidation group	3,667	7,746
Additions - depreciation	(343,864)	(389,972)
Impairment	(5,578)	(34,363)
Reclassifications	11,718	39,948
Disposals	291,384	205,769
Balance, ending of period	(3,767,078)	(4,011,144)	(3,721,399)
Rental & loaned equipment
Changes in property, plant, and equipment:
Balance, beginning of period	303,131
Balance, ending of period	349,811	303,131
Rental & loaned equipment | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	891,699	873,055
Foreign currency translation	(30,467)	7,820
Changes in consolidation group	(13,310)	(4,742)
Additions	99,178	87,501
Reclassifications	65,126	10,862
Disposals	(62,528)	(82,797)
Balance, ending of period	949,698	891,699	873,055
Rental & loaned equipment | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(588,568)	(574,305)
Foreign currency translation	26,046	(10,900)
Changes in consolidation group	7,388	4,176
Additions - depreciation	(88,685)	(72,685)
Impairment	(574)	(10,928)
Reclassifications	(12,680)	(2,895)
Disposals	57,186	78,969
Balance, ending of period	(599,887)	(588,568)	(574,305)
Construction in progress
Changes in property, plant, and equipment:
Balance, beginning of period	385,659
Balance, ending of period	350,634	385,659
Construction in progress | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	385,659	384,052
Foreign currency translation	(20,832)	1,247
Changes in consolidation group		(236)
Additions	246,507	250,854
Reclassifications	(257,694)	(241,893)
Disposals	(3,006)	(8,365)
Balance, ending of period	€ 350,634	385,659	384,052
Construction in progress | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period		(51)
Reclassifications		€ 51
Balance, ending of period			€ (51)